Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 10,354,624	$ 8,958,491
Difference between contract value and fair value of fully benefit-responsive investment contracts	0	(36,552)
Loans deemed distributed	(153)	(205)
Net assets per the Form 5500	$ 10,354,472	$ 8,921,734